Schedule of income tax expense reconciliation (Details) (Parenthetical) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Percentage of tax reduction granted	100.00%
Reduction granted	$ 3,000	$ 1,500